Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Loans
30-59 Days Past Due	$ 2,201	$ 1,198		$ 2,007
60-89 Days Past Due	558	1,390		1,202
Greater than 90 Days and Accruing		55		25
Nonaccrual	5,978	4,715		5,403
Total Past Due	8,737	7,358		8,637
Current	332,352	324,753		315,674
Total Loans	341,089	332,111	324,913	324,311
Commercial
Loans
30-59 Days Past Due	16	17		147
60-89 Days Past Due		107		123
Nonaccrual	84	85		12
Total Past Due	100	209		282
Current	20,808	20,715		20,326
Total Loans	20,908	20,924	19,741	20,608
Real estate: Construction
Loans
Current	15,232	13,052		11,767
Total Loans	15,232	13,052	12,302	11,767
Real estate: Mortgage-residential
Loans
30-59 Days Past Due	514	311		391
60-89 Days Past Due	70	378		95
Nonaccrual	663	357		623
Total Past Due	1,247	1,046		1,109
Current	37,116	37,846		37,228
Total Loans	38,363	38,892	38,779	38,337
Real estate: Mortgage-commercial
Loans
30-59 Days Past Due	1,448	627		1,382
60-89 Days Past Due	464	898		966
Greater than 90 Days and Accruing		55		25
Nonaccrual	5,224	4,263		4,749
Total Past Due	7,136	5,843		7,122
Current	226,633	220,732		213,166
Total Loans	233,769	226,575	221,880	220,288
Consumer: Home equity
Loans
30-59 Days Past Due	170	211		45
60-89 Days Past Due	21
Total Past Due	191	211		45
Current	25,246	26,962		27,931
Total Loans	25,437	27,173	26,945	27,976
Consumer: Other
Loans
30-59 Days Past Due	53	32		42
60-89 Days Past Due	3	7		18
Nonaccrual	7	10		19
Total Past Due	63	49		79
Current	7,317	5,446		5,256
Total Loans	$ 7,380	$ 5,495	$ 5,266	$ 5,335